Cover	Oct. 29, 2025
Cover [Abstract]
Entity Registrant Name	Cognex Corporation
Document Type	8-K/A
Document Period End Date	Oct. 29, 2025
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01760
Entity Address, Address Line One	One Vision Drive
Entity Address, City or Town	Natick
City Area Code	508
Local Phone Number	650-3000
Entity Incorporation, State or Country Code	MA
Entity File Number	001-34218
Entity Tax Identification Number	04-2713778
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $.002 per share
Trading Symbol	CGNX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Cognex Corporation (the “Company”) is filing this Amendment No. 1 to its Current Report on Form 8-K (the “Original Form 8-K”) filed with the Securities and Exchange Commission (the “Commission”) on November 3, 2025, to report that Grant Thornton LLP (“GT”) has completed its audit services for the fiscal year ended December 31, 2025 and to update the disclosures required by Item 304 of Regulation S-K through the effective date of GT’s dismissal. As disclosed in the Original Form 8-K, KPMG LLP (“KPMG”) was selected as the Company’s independent registered public accounting firm for the Company’s fiscal year ending December 31, 2026.